Financial and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial and Other Assets

(CAD$ in millions)	December 31, 2023	December 31, 2022
Non-current receivables and deposits	$207	$163
Marketable equity and debt securities carried at fair value	397	364
Pension plans in a net asset position (Note 24(a))	446	224
Derivative assets	68	56
Non-current portion of inventories (Note 14)	350	213
Finite life intangibles (a)	345	400
Other	61	46
	$1,874	$1,466